CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
As at December 31, 2019, the undiscounted maturity analysis for the partnership’s assets under lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liability	$229	$545	$603	$1,377
Total lease liability	$229	$545	$603	$1,377
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Operating leases	$435	$1,071	$499	$2,005
Total	$435	$1,071	$499	$2,005